Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

10. Leases

Vermilion had the following future commitments associated with its lease obligations:

	As at
($M)	Dec 31, 2022	Dec 31, 2021
Less than 1 year	23,588	19,045
1 - 3 years	40,374	38,136
3 - 5 years	16,246	25,226
After 5 years	177	3,686
Total lease payments	80,385	86,093
Amounts representing interest	(9,392)	(10,871)
Present value of net lease payments	70,993	75,222
Current portion of lease obligations	(19,486)	(15,032)
Non-current portion of lease obligations	51,507	60,190

Total cash outflow	25,422	27,368
Interest on lease liabilities	4,254	5,181